Note 5 - Personnel Expenses, Including Share-based Remuneration - RSUs and Option Activities (Details)		12 Months Ended
		Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Statement Line Items [Line Items]
Outstanding at period start, options		100,000	150,000
Outstanding at beginning of period, options, weighted average grant date fair value (in dollars per share)		$ 3.40	$ 2.36
Granted during the year, options		0	40,000
Granted during the year, options, weighted average grant date fair value (in dollars per share)		$ 0	$ 5.62
Forfeited during the year, options		0	(90,000)
Forfeited during the year, options, weighted average grant date fair value (in dollars per share)		$ 0	$ 2.65
Exercised during the year, options		0	0
Exercised during the year, options, weighted average grant date fair value (in dollars per share)		$ 0
Expired during the year, options		0
Expired during the year, options, weighted average grant date fair value (in dollars per share)		$ 0
Outstanding at period end, options		100,000	100,000
Outstanding at period end, options, weighted average grant date fair value (in dollars per share)		$ 3.40	$ 3.40
RSU [member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs		2,666,525	1,916,740
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share)		$ 9.71	$ 6.71
Granted during the year, RSUs		0	1,990,825
Granted during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 0	$ 10.35
Forfeited during the year, RSUs		(82,500)	(154,700)
Forfeited during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 9.97	$ 8.02
Exercised during the year, RSUs		(798,750)	(1,086,340)
Exercised during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 9.25	$ 5.84
Expired during the year, RSUs		0
Expired during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 0
Outstanding at period end, RSUs		1,785,275	2,666,525
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share)		$ 9.90	$ 9.71
Kunlan Tech RSU [Member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs	[1]	0	0
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 0	$ 0
Granted during the year, RSUs	[1]	3,275,000	0
Granted during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.22	$ 0
Forfeited during the year, RSUs	[1]	(350,000)	0
Forfeited during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.22	$ 0
Exercised during the year, RSUs	[1]	0	0
Exercised during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 0	$ 0
Expired during the year, RSUs	[1]	0
Expired during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 0
Outstanding at period end, RSUs	[1]	2,925,000	0
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.22	$ 0

[1]	From the exercise of RSUs granted by Kunlun, the employees will acquire shares of Kunlun Tech Co., Ltd., a company listed on the Shenzhen Stock Exchange.